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                          RULE 497(J) CERTIFICATION
                          -------------------------

        Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 14 filed on December 12, 1996 and effective on December 16, 1996 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 14 was filed electronically.


                                        AMERICAN PERFORMANCE FUNDS
                                        Registrant


                                        /s/ Walter B. Grimm
                                        ------------------------------------
                                        Walter B. Grimm, Chairman


                                        By:  /s/ Alan G. Priest
                                            --------------------------------
                                            Alan Priest, As attorney-in-fact
                                            Pursuant to power of attorney
                                            filed herewith
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                              POWER OF ATTORNEY
                              -----------------

        Walter B. Grimm, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  November 12, 1993             /s/ Walter B. Grimm
       -------------------            --------------------------------
                                      Walter B. Grimm